Trade Payables - Summary of Trade Payables Invoices Included in the Supplier Payment Program (Parenthetical) (Detail) kr in Millions	Dec. 31, 2024 SEK (kr)
Financial liabilities that are part of supplier finance arrangements for which suppliers have received payment [member]
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	kr 6,398